Operating Segment (Tables)	12 Months Ended
Jan. 31, 2021
Schedule of operating segment
		Canada $	U.S. $	Australia $	E.U. $	Total $

Year ended January 31, 2021
Revenue		–	–	–	–	–

Year ended January 31, 2020
Revenue		–	–	–	–	–

As at January 31, 2021
Non-current assets		36,871	–	–	–	36,871

As at January 31, 2020
22.	Operating Segment

	The Company

Non-current assets		4,706,733	63,508	–	–	4,770,241